Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 28, 2015	Dec. 27, 2014	Dec. 28, 2013
Property, plant and equipment, accumulated depreciation, depletion and amortization	$ 297,187	$ 279,375	$ 212,382
Intangible assets, accumulated amortization	$ 3,623	$ 3,073	$ 2,193
Common Class A [Member]
Common stock, par value	$ 0.01
Common stock, shares authorized	1,000,000,000
Common stock, shares issued	26,584,738
Common stock, shares outstanding	26,584,738
Common Class B [Member]
Common stock, par value	$ 0.01
Common stock, shares authorized	250,000,000
Common stock, shares issued	69,007,297
Common stock, shares outstanding	69,007,297
Class A Units [Member]
Capital Units, Authorized		31,502	31,261
Capital Units, Issued		31,502	31,261
Capital Units, Outstanding		31,502	31,261
Class B Units [Member]
Capital Units, Authorized		2,607	1,220
Capital Units, Issued		2,607	1,220
Capital Units, Outstanding		2,607	1,220
Class C Units [Member]
Capital Units, Authorized		381	363
Capital Units, Issued		381	363
Capital Units, Outstanding		381	363
Class D Units [Member]
Capital Units, Authorized		9,478	9,889
Capital Units, Issued		9,478	9,889
Capital Units, Outstanding		9,478	9,889